Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	The Prudential Series Fund
Prospectus Date	rr_ProspectusDate	May 01, 2025
PSF PGIM Jennison Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PSF PGIM JENNISON VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio normally invests at least 65% of its total assets in equity and equity-related securities, with an emphasis on securities of large capitalization companies. The Portfolio defines large capitalization companies as those companies with market capitalizations, to be within the market capitalization of the Russell 1000® Value Index (measured at the time of purchase). As of January 27, 2025, the Russell 1000® Value Index had a weighted average market capitalization of $178 billion, and the largest company by market capitalization was $1.0 trillion. The Portfolio seeks companies that it believes are being valued at a discount to their intrinsic value. A company’s valuation is very important in this determination, as are the durability of a company’s free cash flow and earnings growth. A disciplined process to manage risk in both security selection and portfolio construction is a critical component of the value portfolio manager’s investment process. Up to 35% of the Portfolio’s total assets may be invested in debt obligations and non-convertible preferred stock. The Portfolio may invest up to 25% of its total assets in real estate investment trusts and up to 30% of its total assets in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, the subadviser does not consider American Depositary Receipts and similar receipts or shares traded in US markets as foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.Annual return information in the bar chart is provided only for Class I shares. Because all of the Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class II and Class III shares would be lower because Class II and Class III shares do not have the same expenses as Class I shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class I Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Worst Quarter:15.96%2nd Quarter 2020-26.87%1st Quarter 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
PSF PGIM Jennison Value Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The relative significance of the risks summarized below may change over time. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio.
PSF PGIM Jennison Value Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PSF PGIM Jennison Value Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.
PSF PGIM Jennison Value Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.
PSF PGIM Jennison Value Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
PSF PGIM Jennison Value Portfolio | Large Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.
PSF PGIM Jennison Value Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.
PSF PGIM Jennison Value Portfolio | Real Estate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.
PSF PGIM Jennison Value Portfolio | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
PSF PGIM Jennison Value Portfolio | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
PSF PGIM Jennison Value Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio's holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.
PSF PGIM Jennison Value Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
PSF PGIM Jennison Value Portfolio | Liquidity And Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
PSF PGIM Jennison Value Portfolio | Market And Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.
PSF PGIM Jennison Value Portfolio | Prepayment Or Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.
PSF PGIM Jennison Value Portfolio | Regulatory Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.
PSF PGIM Jennison Value Portfolio | Small Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Sized Company Risk. Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.
PSF PGIM Jennison Value Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	530
1 Year	rr_ExpenseExampleNoRedemptionYear01	43
3 Years	rr_ExpenseExampleNoRedemptionYear03	135
5 Years	rr_ExpenseExampleNoRedemptionYear05	235
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 530
2015	rr_AnnualReturn2015	(8.19%)
2016	rr_AnnualReturn2016	11.39%
2017	rr_AnnualReturn2017	16.99%
2018	rr_AnnualReturn2018	(9.88%)
2019	rr_AnnualReturn2019	26.06%
2020	rr_AnnualReturn2020	3.58%
2021	rr_AnnualReturn2021	27.79%
2022	rr_AnnualReturn2022	(7.89%)
2023	rr_AnnualReturn2023	15.20%
2024	rr_AnnualReturn2024	20.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
One Year	rr_AverageAnnualReturnYear01	20.97%
Five Years	rr_AverageAnnualReturnYear05	11.18%
Ten Years	rr_AverageAnnualReturnYear10	8.73%
PSF PGIM Jennison Value Portfolio | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
One Year	rr_AverageAnnualReturnYear01	20.48%
Five Years	rr_AverageAnnualReturnYear05	10.74%
Ten Years	rr_AverageAnnualReturnYear10	8.30%
PSF PGIM Jennison Value Portfolio | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
One Year	rr_AverageAnnualReturnYear01	20.65%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	9.91%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2021
PSF PGIM Jennison Value Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.02%
Five Years	rr_AverageAnnualReturnYear05	14.53%
Ten Years	rr_AverageAnnualReturnYear10	13.10%
SinceInception	rr_AverageAnnualReturnSinceInception	11.45%	[1]
InceptionDate	rr_AverageAnnualReturnInceptionDate
PSF PGIM Jennison Value Portfolio | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.37%
Five Years	rr_AverageAnnualReturnYear05	8.68%
Ten Years	rr_AverageAnnualReturnYear10	8.49%
SinceInception	rr_AverageAnnualReturnSinceInception	6.85%	[1]
InceptionDate	rr_AverageAnnualReturnInceptionDate

[1]	Since Inception returns for the Indexes is measured from the month-end closest to the Portfolio's inception date.